Document and Entity Information	May 28, 2025
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001415311
Document Type	8-K
Document Period End Date	May 28, 2025
Entity Registrant Name	ProShares Trust II
Entity Incorporation State Country Code	DE
Entity File Number	001-34200
Entity Tax Identification Number	87-6284802
Entity Address, Address Line One	c/o ProShares Trust II
Entity Address, Address Line Two	7272 Wisconsin Avenue
Entity Address, Address Line Three	21st Floor
Entity Address, City or Town	Bethesda
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	20814
City Area Code	(240)
Local Phone Number	497-6400
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Pro Shares Ultra Short Gold 5 [Member]
Document And Entity Information [Line Items]
Security 12b Title	ProShares UltraShort Gold
Trading Symbol	GLL
Security Exchange Name	NYSEArca
Pro Shares Ultra Gold 8 [Member]
Document And Entity Information [Line Items]
Security 12b Title	ProShares Ultra Gold
Trading Symbol	UGL
Security Exchange Name	NYSEArca